Additional Information-Condensed Financial Statements of Weibo Corporation - Balance Sheets (Parenthetical) (Details) - $ / shares shares in Thousands	Dec. 31, 2016	Dec. 31, 2015
Balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	218,076	212,177
Ordinary shares, shares outstanding	218,076	212,177
Class A ordinary shares
Balance sheets
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	109,155
Ordinary shares, shares outstanding	109,155
Class B ordinary shares
Balance sheets
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	108,921
Ordinary shares, shares outstanding	108,921
Ordinary shares to be designated
Balance sheets
Ordinary shares, shares authorized	400,000	400,000
Weibo Corporation
Balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	218,076	212,177
Ordinary shares, shares outstanding	218,076	212,177
Weibo Corporation | Class A ordinary shares
Balance sheets
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	109,155
Ordinary shares, shares outstanding	109,155
Weibo Corporation | Class B ordinary shares
Balance sheets
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	108,921
Ordinary shares, shares outstanding	108,921
Weibo Corporation | Ordinary shares to be designated
Balance sheets
Ordinary shares, shares authorized	400,000	400,000